Insurance business - Effect of contracts initially recognised in the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of actual claims compared with previous estimates [line items]
Total	$ (35)	$ (44)
Life direct participating and investment DPF contracts
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	0	0
Onerous contracts issued	(16)	(13)
Total	(16)	(13)
Life direct participating and investment DPF contracts | Estimates of present value of cash outflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	16,878	12,418
Onerous contracts issued	495	215
Total	17,373	12,633
Life direct participating and investment DPF contracts | – insurance acquisition cash flows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	805	602
Onerous contracts issued	38	21
Total	843	623
Life direct participating and investment DPF contracts | – claims and other insurance service expenses payable
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	16,073	11,816
Onerous contracts issued	457	194
Total	16,530	12,010
Life direct participating and investment DPF contracts | Estimates of present value of cash inflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	(19,326)	(14,074)
Onerous contracts issued	(481)	(204)
Total	(19,807)	(14,278)
Life direct participating and investment DPF contracts | Risk adjustment for non-financial risk
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	48	37
Onerous contracts issued	2	2
Total	50	39
Life direct participating and investment DPF contracts | Contractual service margin
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	2,400	1,619
Onerous contracts issued	0	0
Total	2,400	1,619
Life other contracts
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	0	0
Onerous contracts issued	(19)	(31)
Total	(19)	(31)
Life other contracts | Estimates of present value of cash outflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	1,484	1,116
Onerous contracts issued	476	464
Total	1,960	1,580
Life other contracts | – insurance acquisition cash flows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	125	106
Onerous contracts issued	65	50
Total	190	156
Life other contracts | – claims and other insurance service expenses payable
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	1,359	1,010
Onerous contracts issued	411	414
Total	1,770	1,424
Life other contracts | Estimates of present value of cash inflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	(1,731)	(1,350)
Onerous contracts issued	(460)	(438)
Total	(2,191)	(1,788)
Life other contracts | Risk adjustment for non-financial risk
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	27	27
Onerous contracts issued	3	5
Total	30	32
Life other contracts | Contractual service margin
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	220	207
Onerous contracts issued	0	0
Total	$ 220	$ 207